Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Deposit at third-party payment channels (i)	258,039	190,037
Input VAT (ii)	69,075	107,879
Interest receivable	87,057	105,450
Advance to suppliers (iii)	94,100	80,419
Corporate lending receivable (iv)	—	40,000
Deferred platform commission cost	36,189	35,922
Prepaid income tax and other expenses	55,084	19,738
Others	21,435	19,555

	620,979	599,000

(i)
Deposit at third-party payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items in the value-added service to withdraw their revenue sharing and the customer payment to the Group’s account through the third-party payment channels.

(ii)
Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.

(iii)	Advance to suppliers were primarily for advertising fees and related service fees.

(iv)	Corporate lending receivable is the loan to a third-party entity, which is mature in less than one year. The annual interest rate is 10%, which can be waived if certain conditions are met.